UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
Dreyfus Investment Grade Bond Funds, Inc.
200 Park Avenue
New York, NY 10166
2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-6718 Securities Act File Number: 33-48926

4(a).	Last day of fiscal year for which this notice is filed:
July 31, 2004
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Inflation Adjusted Securities Fund – Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$303,943
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$-0-
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$
		and 5(iii):		--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$ 303,943
		[subtract Item 5(iv) from Item 5(I)]:		---------------

	(vi)	Redemption credits available for use in future	$( )
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 38.51
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 38.51
==============
Dreyfus Inflation Adjusted Securities Fund – Institutional Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$ 807,301
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$(32,005)
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$ 775,297
	[subtract Item 5(iv) from Item 5(I)]:		---------------

(vi)	Redemption credits available for use in future	$(	)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0001267
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	98.23
	5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 98.23
==============
Dreyfus Institutional Yield Advantage Fund - Institutional Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$14,198,935
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$156,347,477
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$81,129,622
	repurchased during any PRIOR fiscal year ending no		---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$237,477,099
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future		$(223,278,164)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0001267
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============

Dreyfus Institutional Yield Advantage Fund - Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$11,525,237
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$12,197,986
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or		$-0-
		repurchased during any PRIOR fiscal year ending no		---------------
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$12,197,986
		and 5(iii):		--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(672,749)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
		[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0001267
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Intermediate Term Income Fund - Institutional Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$955,427
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (2,507,732)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or		$(3,829,843)
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$(6,337,575)
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(I)]:	---------------

(vi)	Redemption credits available for use in future		$(5,382,148)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0001267
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============
Dreyfus Intermediate Term Income Fund - Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 196,029,729
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (331,987,819)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (331,987,819)
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0

	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(135,958,090)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Premier Short Term Income Fund - class A
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 11,986,831
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (13,765,898)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (13,765,898)
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(1,779,067)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0

5(vii) (enter "0" if no fee is due): ==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Premier Short Term Income Fund - class B
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 6,851,989
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (4,287,895)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (4,287,895)
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 2,564,094
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$( )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 324.87
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 324.87 =============
Dreyfus Premier Short Term Income Fund - class P

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 34,775,964
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (41,414,131)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (41,414,131)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(6,638,167)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001267
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Premier Short Term Income Fund - Class D
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 286,120,016
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (540,483,554)
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ (255,350,419)
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (795,833,973)
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(509,713,957)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Dreyfus Premier Yield Advantage Fund – class A 5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$7,158,914
	fiscal year pursuant to section 24(f):		---------------

(ii)	Aggregate price of securities redeemed or		$11,780,610
	repurchased during the fiscal year:		---------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$11,780,610
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$
	[subtract Item 5(iv) from Item 5(i)]:		---------------

(vi)	Redemption credits available for use in future	$(4,621,696)
	years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Premier Yield Advantage Fund – class B
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$4,808,399
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$3,380,447
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$3,380,447
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$1,427,952
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future		$(-0- )
	years -- if Item 5(i) is less than Item 5(iv)	---------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	180.92
	5(vii) (enter "0" if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 180.92
=============
Dreyfus Premier Yield Advantage Fund – class D
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$124,375,044
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$257,235,276
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$22,829,339
	repurchased during any PRIOR fiscal year ending no	---------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$280,064,615
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(155,689,571)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============
Dreyfus Premier Yield Advantage Fund – class P
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$91,493,056
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$172,385,851
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$172,385,851
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(80,892,795)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter "0" if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A -------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
Dreyfus Premier Yield Advantage Fund – Class S
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the			$187,021
	fiscal year pursuant to section 24(f):			---------------

(ii)	Aggregate price of securities redeemed or			$765,618
	repurchased during the fiscal year:			---------------

(iii)	Aggregate price of securities redeemed or			$-0-
	repurchased during any PRIOR fiscal year ending no			---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$765,618
	and 5(iii):			--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)			$
	[subtract Item 5(iv) from Item 5(i)]:			---------------

(vi)	Redemption credits available for use in future	$(578,597)
	years -- if Item 5(i) is less than Item 5(iv)			---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x		.0001267
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter "0" if no fee is due):			==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]: =$ 0
=============
TOTAL FOR ALL FUNDS: =$ 642.53
=============
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

/s/ Michael A. Rosenberg ____________________________________ Michael A. Rosenberg, Secretary
Date: October 28, 2004

* Please print the name and title of the signing officer below the signature.